CONSOLIDATED BALANCE SHEETS (USD $)	Jan. 31, 2014	Jan. 31, 2013
Current assets
Cash and cash equivalents	$ 2,615,966	$ 2,117,142
Receivables	4,238	33,357
Prepaid expenses and deposits	45,187	56,957
Loan receivable	260,000	0
Total current assets	2,925,391	2,207,456
Property and equipment	366,090	421,307
Mineral property interest	815,000	815,000
Total assets	4,106,481	3,443,763
Current liabilities
Accounts payable and accrued liabilities	247,303	441,638
Due to related parties	83,810	13,639
Total current liabilities	331,113	455,277
Long term debt	34,966	0
Stockholders' equity
Preferred stock, no par value, unlimited authorized, nil shares issued and outstanding Common stock, no par value, unlimited authorized Share capital-87,992,975 and 71,677,317 issued and outstanding	39,005,790	35,304,627
Additional paid-in capital	7,910,589	6,877,657
Deficit accumulated during the exploration stage	(43,132,950)	(39,169,460)
Accumulated other comprehensive loss	(43,027)	(24,338)
Total stockholders' equity	3,740,402	2,988,486
Total liabilities and stockholders' equity	$ 4,106,481	$ 3,443,763